[MetLife Letterhead]


                                                       Heather C. Harker
                                                       Assistant General Counsel

August 30, 2018


Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   Security Equity Separate Account Twenty-Six
            File No. 811-08888

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/Heather C. Harker

Heather C. Harker
Assistant General Counsel
Metropolitan Life Insurance Company